Property, Plant and Equipment	12 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of September 30, 2020 and 2019 consisted of the following:

	2020	2019
Buildings	$4,930,868	$4,785,642
Machinery and equipment	7,706,598	8,302,445
Transportation vehicles	932,472	936,908
Office equipment	460,943	442,343
Construction in progress (“CIP”)	235,266	124,276
Total property plant and equipment, at cost	14,266,147	14,591,614
Less: accumulated depreciation	(7,578,505)	(8,112,358)
Property, plant and equipment, net	$6,687,642	$6,479,256

Depreciation expense was $723,586, $617,634 and $691,695 for the years ended September 30, 2020, 2019 and 2018, respectively.

During fiscal year ended September 30, 2020, the Company sold fixed assets with a net carrying value of $70,644, and recorded gain on sale of fixed assets of $654,138. During fiscal year ended September 30, 2019, the Company disposed certain fixed assets and recorded loss on disposal of fixed assets of $19,051.

As of September 30, 2020 and 2019, the Company pledged buildings and machinery to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 10.